Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Statement of Subsidiaries

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

			Attributable Interest
Names	Dates of Formation	9/30/20	12/31/19	9/30/19
Saylor View Estates, LLC	March 30, 2014	51%	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A	90%
Harbor Materials, LLC	July 5, 2018	100%	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%	100%

* Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

		Attributable Interest
Names	Dates of Formation	2019	2018
Bay Vista Blvd Apartments, LLC*	May 15, 2017	N/A	50%
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC**	July 3,2017	N/A	90%
Harbor Materials, LLC	July 5, 2018	100%	100%
Werner RD Industrial, LLC	December 15, 2017	100%	100%
Belfair Apartments, LLC	December 3,2019	100%	N/A

* Bay Vista Blvd Apartments, LLC was closed as of December 31, 2018 with the IRS and dissolved with the State of Washington as of October 3, 2019.

** Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

Schedule of Fair Value Assumptions of Share-Based Payments

For the nine months ended September 30, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	September 30, 2020	September 30, 2019
Risk-free interest rate	0.47% - 1.46%	1.56%
Exercise Price	$2.22 - $7.50	$0.18
Expected life of grants	2.99 - 6.00 years	6.53 years
Expected volatility of underlying stock	32.39% - 43.41%	32.34%
Dividends	0%	0%

For the years ended December 31, 2019 and 2018 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2019	December 31, 2018
Risk-free interest rate	1.56-1.84%	2.46-2.59%
Exercise Price	$0.40	$0.40 - $0.44
Expected life of grants	5.0-6.53 years	2.50 – 6.51 years
Expected volatility of underlying stock	31.75-32.89%	26.9 – 31.49%
Dividends	0%	0%

Schedule of Net Income (Loss) Per Share

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net loss attributable to common stockholders	$(437,100)	$(493,400)	(1,620,200)	$(1,608,000)
Effect of dilutive securities:	-	-	-	-

Diluted net loss	$(437,100)	$(493,000)	(1,620,200)	$(1,608,000)

Denominator:
Weighted average common shares outstanding - basic	4,180,054	3,513,517	3,737,318	3,513,517
Dilutive securities (a):
Options	-	-	-	-
Warrants	-	-	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,180,054	3,513,517	3,737,318	3,513,517

Basic net loss per common share	$(0.10)	$(0.14)	(0.43)	$(0.46)

Diluted net loss per common share	$(0.10)	$(0.14)	(0.43)	$(0.46)

(a) - Anti-dilutive securities excluded:	164,308	102,690	164,308	102,690

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

		(As Restated)
	December 31, 2019	December 31, 2018

Numerator:
Net income (loss) attributable to common stockholders	$235,600	$(1,390,400)
Effect of dilutive securities:	—	—

Diluted net income (loss)	$235,600	$(1,390,400)

Denominator:
Weighted average common shares outstanding - basic	3,513,517	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	3,513,517	3,513,517

Basic net income (loss) per common share	$0.07	$(0.40)

Diluted net income (loss) per common share	$0.07	$(0.40)

(a) - Anti-dilutive securities excluded:	139,742	-

Schedule of Property and Equipment Estimated Useful Lives

Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Schedule of Revenues from Contracts with Customers

Revenues from contracts with customers are summarized by product category as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Real Estate	$7,704,300	$6,616,700	$25,625,300	$17,485,900
Construction Materials	102,200	167,100	452,000	252,000
Total Revenue	$7,806,500	$6,783,800	$26,077,300	$17,737,900

For the years ended December 31, 2019 and 2018, revenues from contracts with customers are summarized by product category as follows:

	12/31/2019	As restated 12/31/2018
Real Estate	$30,683,400	$5,290,000
Construction Materials	270,100	440,300
Total Revenue	$30,953,500	$5,730,300